SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Receivables [Abstract]
Balance at the beginning of year	$ 1,409	$ 10,944
Charged (credited) to consolidated statements of loss and comprehensive loss	(184)	(1,427)	10,944
Balance at the end of the year	1,225	9,517	10,944
Balance at the beginning of year
Charged to consolidated statements of loss and comprehensive loss	3	24
Balance at the end of the year	$ 3	$ 24